Income and Expenses from Fees and Commissions (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Income from fees and commissions
Card services		$ 167,201	$ 155,572	$ 144,007
Investments in mutual funds and other		91,173	86,103	79,853
Collections and payments		52,717	50,343	49,362
Portfolio management		46,730	43,915	39,838
Insurance brokerage		32,886	30,163	28,036
Guarantees and letter of credit		25,021	24,485	23,183
Trading and securities management		24,632	18,741	13,666
Use of distribution channel		20,974	18,204	18,996
Financial advisory services		5,046	5,536	4,152
Lines of credit and overdrafts		4,837	5,000	5,795
Other fees earned		33,897	33,640	34,155
Total income from fees and commissions	$ 728,250	505,114	471,702	441,043
Expenses from fees and commissions
Credit card transactions		(113,403)	(96,872)	(98,115)
Fees for interbank transactions		(16,554)	(13,189)	(10,361)
Fees for securities transactions		(7,544)	(6,802)	(3,969)
Fees for collections and payments		(6,546)	(6,206)	(6,427)
Sales force fees		(258)	(213)	(408)
Other fees		(854)	(746)	(492)
Total expenses from fees and commissions	$ (209,284)	$ (145,159)	$ (124,028)	$ (119,772)